Cover	6 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	PARANOVUS ENTERTAINMENT TECHNOLOGY LIMITED
Entity Central Index Key	0001751876
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity Ex Transition Period	false
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177